RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 2,732
Additions	4,348
Deductions	(1,791)
Ending balance	5,289
Loans 90 days past due	$ 0